Intangible Assets - Schedule of Finite Lived Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost
Balance, December 31, 2015	$ 345,603	$ 357,059
Additions	150	1,660
Disposals	(35,245)	(13,116)
Acquisition through business combination	40,153
Foreign currency translation	2,006
Balance, December 31, 2017	352,667	345,603
Accumulated Amortization and Impairment
Balance, December 31, 2015	222,252	201,846
Amortization	24,423	33,522
Disposals	(13,329)	(13,116)
Impairment	4,350
Foreign currency translation	27
Balance, December 31, 2017	237,723	222,252
Net Book Value
Net book value of intangible assets	114,944	123,351	$ 155,213
Patents [Member]
Cost
Balance, December 31, 2015	345,603	357,059
Additions	150	1,660
Disposals	(35,245)	(13,116)
Balance, December 31, 2017	310,508	345,603
Accumulated Amortization and Impairment
Balance, December 31, 2015	222,252	201,846
Amortization	20,112	33,522
Disposals	(13,329)	(13,116)
Impairment	4,350
Balance, December 31, 2017	233,385	222,252
Net Book Value
Net book value of intangible assets	77,123	$ 123,351	$ 155,213
Developed Software [Member]
Cost
Acquisition through business combination	17,652
Foreign currency translation	576
Balance, December 31, 2017	18,228
Accumulated Amortization and Impairment
Amortization	2,249
Foreign currency translation	12
Balance, December 31, 2017	2,261
Net Book Value
Net book value of intangible assets	15,967
Customer Relationships, Brand and Backlog [Member]
Cost
Acquisition through business combination	22,501
Foreign currency translation	1,430
Balance, December 31, 2017	23,931
Accumulated Amortization and Impairment
Amortization	2,062
Foreign currency translation	15
Balance, December 31, 2017	2,077
Net Book Value
Net book value of intangible assets	$ 21,854